CONSOLIDATED STATEMENTS OF CASH FLOWS - RECONCILIATION TO CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Operating bank accounts	$ 469,365	$ 405,080	$ 454,982	$ 262,368	$ 33,919
Restricted cash	174,194	279,742	200,764	143,403	62,427
Cash, cash equivalents, and restricted cash	$ 643,559	$ 684,822	$ 655,746	$ 405,771	$ 96,346	$ 183,664